LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES (Tables)	6 Months Ended
Jun. 30, 2024
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Schedule of Information on Liability for Unpaid Claims
Information regarding the liability for unpaid claims is shown below:

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30 US$ MILLIONS	2024	2023
Policy and contract claims, beginning	$7,288	$1,786
Less: Unpaid claims balance, beginning – long-duration	198	217
Gross unpaid claims balance, beginning – short-duration	7,090	1,569
Less: Reinsurance recoverables, beginning	3,045	306
Foreign currency translation	4	—
Net unpaid claims balance, beginning – short-duration	4,041	1,263
Add: incurred related to
Current accident year	1,177	816
Prior accident years	34	(22)
Total incurred claims	1,211	794
Less: paid claims related to
Current accident year	306	342
Prior accident years	776	348
Total paid claims	1,082	690
Net unpaid claims balance, ending – short-duration	4,170	1,367
Foreign currency translation	2	—
Add: Reinsurance recoverables, ending	3,026	303
Gross unpaid claims balance, ending – short-duration	7,198	1,670
Add: Unpaid claims balance, ending – long duration	199	198
Policy and contract claims, ending	$7,397	$1,868